Expense Example - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Equity Growth Fund - Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Equity Growth Fund - Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	1,856
Fidelity Advisor Equity Growth Fund - Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Advisor Equity Growth Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Equity Growth Fund - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750